Filed with the Securities and Exchange Commission on May 7, 2014
1933 Act Registration File No. 2-10822
1940 Act File No. 811-00515

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 77	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

THE WALL STREET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 822-7620

Frederick Taylor, President
The Wall Street Fund, Inc.
c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
 (Name and Address of Agent for Service)

Copies of all communications to:

Rachel A. Spearo, Esq.	Mark Amorosi
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan, 2nd Floor	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on_________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☒
This PEA No. 77 hereby incorporates Parts A, B and C from the Fund’s PEA No. 76 on Form N-1A filed April 30, 2014.  This PEA No. 77 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 76.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 77 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of May, 2014.

THE WALL STREET FUND, INC.

By: /s/ Ruth P. Calaman
Ruth P. Calaman
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 77 to its Registration Statement has been signed below on May 7, 2014, by the following persons in the capacities indicated.

Frederick Taylor* Frederick Taylor	Chairman, President and Director

Laird I. Grant* Laird I. Grant	Independent Director

Susan Suvall* Susan Suvall	Independent Director

/s/ Ruth P. Calaman Ruth P. Calaman	Executive Vice President, Secretary and Chief Compliance Officer

John J. Rendinaro* John J. Rendinaro	Executive Vice President, Chief Operations Officer and Treasurer

* By: /s/ Ruth P. Calaman Ruth P. Calaman Attorney-in-Fact pursuant to Power of Attorney dated April 23, 2014.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE